BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 2: BUSINESS COMBINATIONS
On June 25, 2020, pursuant to the Business Combination, the Company indirectly acquired Merisant and Mafco Worldwide in a transaction accounted for as a business combination under ASC Topic 805, “Business Combinations,” and was accounted for using the acquisition method. Under the acquisition method, the acquisition date fair value of the consideration paid by the Company was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$387,500
Closing adjustment	(764)
Total Purchase Price	$386,736
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$10,062
Accounts receivable	45,769
Inventories	106,436
Prepaid expenses and other current assets	2,461
Property, plant and equipment, net	43,554
Operating lease right-of-use assets	12,541
Intangible assets	148,750
Deferred tax assets, net	1,065
Other assets	1,398
Total assets acquired	372,036
Accounts payable	18,590
Accrued expenses and other current liabilities	35,063
Current portion of operating lease liabilities	3,007
Operating lease liabilities, less current portion	12,208
Deferred tax liabilities, net	23,334
Other liabilities	16,227
Total liabilities assumed	108,429
Net assets acquired	263,607
Goodwill	123,129
Total Purchase Price	$386,736
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$47,359	0.5 to 10
Tradenames	90,691	25
Product formulations	10,700	Indefinite
	$148,750
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. Of the purchase price allocated to goodwill, a total of $2.5 million will be deductible for income tax purposes pursuant to Internal Revenue Code (“IRC”) Section 197 over a 15 year period.
The Company’s preliminary allocation of purchase price was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the Business Combination is not complete as the valuation for certain acquired assets and liabilities have not been finalized. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above. The allocation of purchase price will be finalized by the end of the second quarter of 2021.
In the first quarter of 2021, the Company recorded measurement period adjustments to its allocation of purchase price resulting in an increase in deferred tax liabilities, net of $0.2 million, other liabilities of $0.7 million and goodwill of $0.9 million.
Direct transaction-related costs consist of costs incurred in connection with the Business Combination. Act II incurred transaction costs of $18.1 million prior to the Business Combination which are reflected within the accumulated deficit within the Consolidated Statement of Equity. During the three months ended March 31, 2021, the Company reclassified $1.1 million of Act II transaction costs related to the issuance of the Private Warrants that had been previously recorded in additional paid-in capital in connection with the Business Combination to accumulated deficit (See Note 1).
Swerve Acquisition—On November 10, 2020, the Company executed and closed a definitive Equity Purchase Agreement (the “Purchase Agreement”) with RF Development, LLC (“RF Development”), Swerve, L.L.C. (“Swerve LLC”) and Swerve IP, L.L.C. (“Swerve IP” and together with Swerve LLC, “Swerve”). Swerve is a manufacturer and marketer of a portfolio of zero sugar, keto-friendly, and plant-based sweeteners and baking mixes. The Company purchased all of the issued and outstanding equity interests of both Swerve LLC and Swerve IP from RF Development for $80 million in cash, subject to customary post-closing adjustments. In connection with the acquisition of Swerve, the Company incurred transaction-related costs of $0.3 million in the three months ended March 31, 2021. Swerve is included within the Company’s Branded CPG reportable segment. Swerve’s results are included in the Company’s consolidated statement of operations from the date of acquisition.
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$80,000
Closing adjustment	(968)
Total Purchase Price	$79,032
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Accounts receivable	$3,223
Inventories	6,824
Prepaid expenses and other current assets	223
Property, plant and equipment, net	143
Operating lease right-of-use assets	76
Intangible assets	36,300
Other assets	3
Total assets acquired	46,792
Accounts payable	3,477
Accrued expenses and other current liabilities	288
Current portion of operating lease liabilities	48
Operating lease liabilities, less current portion	28
Total liabilities assumed	3,841
Net assets acquired	42,951
Goodwill	36,081
Total Purchase Price	$79,032
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$3,200	10
Tradenames	33,100	25
	$36,300
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. The entire amount of the purchase price allocated to goodwill will be deductible for income tax purposes pursuant to IRC Section 197 over a 15 year period.
The Company’s preliminary allocation of purchase price was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the Swerve acquisition is not complete as the valuation for certain acquired assets and liabilities have not been finalized. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.
Wholesome Acquisition—On December 17, 2020, the Company entered into a stock purchase agreement (the “Wholesome Purchase Agreement”) with WSO Investments, Inc. (“WSO Investments” and together with its subsidiaries “Wholesome” and affiliates). WSO Investments is the direct parent of its wholly-owned subsidiary Wholesome Sweeteners, Incorporated, which was formed to import, market, distribute, and sell organic sugars, unrefined specialty sugars, and related products. Wholesome is included within the Company’s Branded CPG reportable segment. Wholesome’s results are included in the Company’s consolidated statement of operations from the date of acquisition.
On February 5, 2021, pursuant to the terms of the Wholesome Purchase Agreement, the Company purchased and acquired all of the issued and outstanding shares of capital stock for an initial cash purchase price of $180 million plus up to an additional $55 million (the “Earn-Out Amount”) upon the satisfaction of certain post-closing financial metrics. Subject to the terms and conditions of the Wholesome Purchase Agreement payment of the Earn-Out Amount, in whole or in part, is subject to Wholesome achieving certain EBITDA thresholds at or above approximately $30 million during the period beginning August 29, 2020, and ending December 31, 2021 and is expected to be paid by March 31, 2022. A portion of the Earn-Out Amount (up to $27.5 million) may be paid, at the Company’s election, in freely tradeable, registered shares of Company common stock. In connection with the acquisition of Wholesome, the Company incurred transaction-related costs of $4.5 million in the three months ended March 31, 2021.
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$180,000
Estimated closing adjustment	10,233
Fair value of Earn-Out Amount	52,395
Total Purchase Price	$242,628
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$2,664
Accounts receivable	15,892
Inventories	78,694
Prepaid expenses and other current assets	775
Property, plant and equipment, net	2,763
Operating lease right-of-use assets	7,585
Intangible assets	106,400
Other assets	1,291
Total assets acquired	216,064
Accounts payable	5,251
Accrued expenses and other current liabilities	13,306
Current portion of operating lease liabilities	1,435
Operating lease liabilities, less current portion	6,150
Deferred tax liabilities, net	27,033
Total liabilities assumed	53,175
Net assets acquired	162,889
Goodwill	79,739
Total Purchase Price	$242,628
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$57,600	10
Tradenames	48,800	25
	$106,400
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. Of the purchase price allocated to goodwill, a total of $4.7 million will be deductible for income tax purposes pursuant to IRC Section 197 over a 9 year period.
The Company’s preliminary allocation of purchase price was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the Wholesome acquisition is not complete as the valuation for certain acquired assets and liabilities have not been finalized. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.
Pro Forma Financial Information—The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination and Swerve acquisition had occurred on January 1, 2019 and the Wholesome acquisition had occurred on January 1, 2020 (in thousands):

	Pro Forma Statements of Operations
	Three Months Ended
	March 31, 2021	March 31, 2020
Revenue	$126,205	$117,885
Net income (loss)	$3,951	$(47,771)
The unaudited pro forma financial information does not assume any impacts from revenue, cost or other operating synergies that could be generated as a result of the acquisitions. The unaudited pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved had the Business Combination and Swerve acquisitions been consummated on January 1, 2019 and the Wholesome acquisition been consummated on January 1, 2020.
The Successor and Predecessor periods have been combined in the pro forma for the three months ended March 31, 2021 and 2020 and include adjustments to reflect intangible asset amortization based on the economic values derived from definite-lived intangible assets, interest expense on the new debt financing, depreciation expense for certain property, plant and equipment that have been adjusted to fair value, and the release of the inventory fair value adjustments into cost of goods sold. These adjustments are net of taxes.

NOTE 2: BUSINESS COMBINATIONS
On June 25, 2020, pursuant to the Business Combination, the Company indirectly acquired Merisant and Mafco Worldwide in a transaction accounted for as a business combination under ASC Topic 805, “Business Combinations,” and was accounted for using the acquisition method. Under the acquisition method, the acquisition date fair value of the consideration paid by the Company was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$387,500
Closing adjustment	(764)
Total Purchase Price	$386,736
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$10,062
Accounts receivable	45,769
Inventories	106,436
Prepaid expenses and other current assets	2,461
Property, plant and equipment, net	43,554
Operating lease right-of-use assets	12,541
Intangible assets	148,750
Deferred tax assets, net	1,065
Other assets	1,398
Total assets acquired	372,036
Accounts payable	18,590
Accrued expenses and other current liabilities	35,063
Current portion of operating lease liabilities	3,007
Operating lease liabilities, less current portion	12,208
Deferred tax liabilities, net	23,167
Other liabilities	15,467
Total liabilities assumed	107,502
Net assets acquired	264,534
Goodwill	122,202
Total Purchase Price	$386,736
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$47,359	0.5 to 10
Tradenames	90,691	25
Product formulations	10,700	Indefinite
	$148,750
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. Of the purchase price allocated to goodwill, $2.5 million will be deductible for income tax purposes pursuant to Internal Revenue Code (“IRC”) Section 197 over a 15 year period.
The Company’s preliminary allocation of purchase price was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the Business Combination is not complete as the valuation for certain acquired assets and liabilities have not been finalized. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.
In the third quarter and fourth quarter of 2020, the Company recorded measurement period adjustments to its initial allocation of purchase price as a result of ongoing valuation procedures on assets acquired and liabilities assumed, including (i) a decrease in accounts receivable of $1.5 million; (ii) a decrease in inventory of $2.7 million; (iii) a decrease in prepaid expenses and other current assets of $10.4 million (see discussion below); (iv) an increase in property, plant and equipment of $21.6 million, of which $19.1 million is due to the valuation of certain real estate; (v) a decrease in operating lease right-of-use assets of $2.7 million to adjust the value of the Company’s leases to market value; (vi) a decrease in intangible assets of $8.7 million; (vii) an increase in other assets of $0.4 million; (viii) a decrease in accounts payable of $0.4 million; (ix) a decrease in accrued expenses and other current liabilities of $0.7 million; (x) a decrease in deferred tax liabilities, net of $0.8 million; (xi) a decrease in other liabilities of $1.0 million; and (xii) a decrease to goodwill of $8.9 million due to the incremental measurement period adjustments discussed in items (i) through (xi).
The initial allocation of purchase price reflects a $10.1 million adjustment to prepaid expenses and other current assets as a result of a change to the consideration transferred relative to the initial purchase price allocation. This adjustment was also reflected as a reduction to the estimated closing adjustments, and therefore, the total purchase price.
Direct transaction-related costs consist of costs incurred in connection with the Business Combination. Act II incurred transaction costs of $17.0 million prior to the Business Combination which are reflected within the accumulated deficit within the consolidated statement of Equity. During the three months ended September 30, 2020, the Company identified $1.2 million of additional Act II transaction costs that had been incurred in connection with the Business Combination. The effect of correcting for these costs decreased additional paid-in capital by $0.9 million and accumulated deficit by $0.3 million.
Swerve Acquisition—On November 10, 2020, the Company executed and closed a definitive Equity Purchase Agreement (the “Purchase Agreement”) with RF Development, LLC (“RF Development”), Swerve, L.L.C. (“Swerve LLC”) and Swerve IP, L.L.C. (“Swerve IP” and together with Swerve LLC, “Swerve”). Swerve is a manufacturer and marketer of a portfolio of zero sugar, keto-friendly, and plant-based sweeteners and baking mixes. The Company purchased all of the issued and outstanding equity interests of both Swerve LLC and Swerve IP from RF Development for $80 million in cash, subject to customary post-closing adjustments. The transaction was funded through a combination of available cash on hand and approximately $47.9 million under the Company’s $50 million revolving loan facility. In connection with the acquisition of Swerve, the Company incurred transaction related costs of $3.2 million for the year ended December 31, 2020. Swerve is included within the Company’s Branded CPG reportable segment.
The following summarizes the preliminary purchase consideration (in thousands):

Base cash consideration	$80,000
Closing adjustment estimate	(1,046)
Total Purchase Price	$78,954
The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Accounts receivable	$3,223
Inventories	6,824
Prepaid expenses and other current assets	223
Property, plant and equipment, net	143
Operating lease right-of-use assets	76
Intangible assets	36,300
Other assets	3
Total assets acquired	46,792
Accounts payable	3,477
Accrued expenses and other current liabilities	288
Current portion of operating lease liabilities	48
Operating lease liabilities, less current portion	28
Total liabilities assumed	3,841
Net assets acquired	42,951
Goodwill	36,003
Total Purchase Price	$78,954
The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

Identifiable intangible assets	Fair Value (in thousands)	Useful life (in Years)
Customer relationships	$3,200	10
Tradenames	33,100	25
	$36,300
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and expected future market opportunities. The entire amount of the purchase price allocated to goodwill will be deductible for income tax purposes pursuant to IRC Section 197 over a 15 year period.
The Company’s preliminary allocation of purchase price was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the Swerve acquisition is not complete as the valuation for certain acquired assets and liabilities have not been finalized.These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.
Pro Forma Financial Information—The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination and Swerve acquisition had occurred on January 1, 2019 (in thousands):

	Pro Forma Statements of Operations
	Year Ended
	December 31, 2020	December 31, 2019
Revenue	$305,544	$302,991
Net loss (1)	$(18,729)	$(5,705)

(1) 2019 includes transaction bonuses and related payroll taxes of $11.9 million for the Predecessor and $21.1 million for Swerve employees.
The unaudited pro forma financial information does not include any costs related to the Business Combination and Swerve acquisition. In addition, the unaudited pro forma financial information does not assume any impacts from revenue, cost or other operating synergies that could be generated as a result of the acquisitions. The unaudited pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved had the acquisitions been consummated on January 1, 2019.
The Successor and Predecessor periods have been combined in the pro forma for the years ended December 31, 2020 and 2019 and include adjustments to reflect intangible asset amortization based on the economic values derived from definite-lived intangible assets, interest expense on the new debt financing, depreciation expense for property, plant and equipment that has been adjusted to fair value, and the release of the inventory fair value adjustments into cost of goods sold. These adjustments are net of taxes.